SHAREHOLDERS' EQUITY (Awards Outstanding by Exercise Price) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	$ 0.01
Maximum exercise price	$ 16.62
Awards outstanding	1,581,875
Weighted average remaining contractual life	1 year 9 months 15 days
Aggregate intrinsic value	$ 44,202 [1]
Awards exercisable	536,215
Weighted average remaining contractual life	2 years 7 months 21 days
$0.01 (RSUs) [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	$ 0.01
Maximum exercise price	$ 0.01
Awards outstanding	993,125
Weighted average remaining contractual life	1 year 3 months
Aggregate intrinsic value	32,833
Awards exercisable
Weighted average remaining contractual life
$ 2.81 - $3.12 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	$ 2.81
Maximum exercise price	$ 3.12
Awards outstanding	42,898
Weighted average remaining contractual life	9 months 22 days
Aggregate intrinsic value	1,295
Awards exercisable	42,898
Weighted average remaining contractual life	9 months 22 days
$ 10.33 - $11.97 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	$ 10.33
Maximum exercise price	$ 11.97
Awards outstanding	86,933
Weighted average remaining contractual life	3 years 8 months 9 days
Aggregate intrinsic value	1,877
Awards exercisable	64,024
Weighted average remaining contractual life	3 years 8 months 9 days
$ 13.45 - $16.62 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	$ 13.45
Maximum exercise price	$ 16.62
Awards outstanding	458,919
Weighted average remaining contractual life	2 years 8 months 12 days
Aggregate intrinsic value	$ 8,197
Awards exercisable	429,293
Weighted average remaining contractual life	2 years 7 months 21 days

[1]	Includes (i) 588,750 stock options with weighted average exercise price of $13.76, with weighted average remaining contractual term of 2.71 years and with aggregate intrinsic value of $11,369; and (ii) 993,125 RSUs, with weighted average remaining contractual term of 1.25 years and with aggregate intrinsic value of $32,833.